Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Subsequent Events
Subsequent Events

Note 5 — Subsequent Events

Public Stock Offering

On July 17, 2012, we filed a registration statement on Form S-1 with the Securities and Exchange Commission (“SEC”) for a public offering of our common stock for proceeds of up to $28.75 million before related commissions and expenses.  We expect to complete the offering in the third quarter 2012 and use the net proceeds to fund our pivotal clinical trial and for general corporate purposes.

CE Mark

On July 23, 2012, we received CE Mark for our C-Pulse Heart Assist System.  We expect to commence a post-market clinical trial in select countries in Europe beginning in the second half of 2012.

Note 7—Subsequent Events

       On February 9, 2012, we placed 259,000 shares of common stock for proceeds, net of transaction costs, of $2.1 million.

       On February 14, 2012, the SEC certified our common shares for listing on The Nasdaq Stock Exchange, effective that same day. Our common shares began trading on The Nasdaq Capital Market on February 16, 2012 under the symbol "SSH."